Capital Stock	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Capital Stock	14. Capital Stock We are authorized to issue up to 100,000,000 shares of voting common stock. We have 60,693,882 shares of voting common stock available for future issuance at December 31, 2011.